PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PRIVATE PLACEMENT [Text Block]
NOTE 8	PRIVATE PLACEMENT

Securities Purchase Agreement

On November 5, 2010, the Company completed on a private placement financing pursuant to a Securities Purchase Agreement (“the Purchase Agreement”) with a group of accredited investors (“investors”). The Company received $1,200,000 from the investors (as defined under Rule 501 (a) of Regulation D promulgated under the Securities Act) for an issue of 600,000 shares of restricted common stock of the Company at $2 each.

Under the Purchase Agreement, if the Company’s after-tax net income for the fiscal year ending December 31, 2011 is less than the Company’s after-tax net income for the fiscal year ended December 31, 2010, or if any Chinese governmental agency challenges or otherwise takes any action that adversely affects the Company’s listing of securities and the Company is unable to address such adverse effect to the reasonable satisfaction of the investors, then the Company must pay to each investor, as liquidated damages, an amount equal to that investor’s purchase price plus compound interest at a rate of 8%. In addition, for a period of three years after the Closing, if the Company issues any shares of common stock for less than $2 per share or for no consideration (the “Additional Shares”), then the per share price under the Purchase Agreement shall be reduced to the lowest price per share at which such Additional Shares are issued, granted or sold. As of December 31, 2010, the Company believes that it is not probable that the Company will issue any shares of common stock at a price less than $2 per share; the Company’s after-tax net income for the fiscal year ending December 31, 2011 will be less than the Company’s after-tax net income for the fiscal year ended December 31, 2010; and there will be Chinese governmental agency challenges or otherwise takes any action that adversely affects the Company’s listing of securities. Accordingly, the Company has not accrued for any liquidated damages.

Make Good Escrow

In connection with the private placement, a majority stockholder of the Company together with the Company entered into a make good escrow agreement with the investors, pursuant to which a total of 600,000 shares of common stock of the Company owned by the majority stockholder were placed with an escrow agent to secure the Company’s obligation under the Purchase Agreement. If the Company fails to achieve $6,400,000 in net after tax income for the fiscal year ending December 31, 2011, the majority stockholder of the Company is obligated to transfer 600,000 shares of common stock of the Company to the investors as additional consideration under the private placement.

Warrants

In November 2010, the Company issued a warrant to a financial advisor to purchase 48,000 shares of common stock of the Company at an exercise price of $2 per share. The warrant is exercisable any time from the date of issue to June 2012.

4.	PRIVATE PLACEMENT

Securities Purchase Agreement

On November 5, 2010, the Company completed on a private placement financing pursuant to a Securities Purchase Agreement (“the Purchase Agreement”) with a group of accredited investors (“investors”). The Company received $1,200,000 from the investors (as defined under Rule 501 (a) of Regulation D promulgated under the Securities Act) for an issue of 600,000 shares of restricted common stock of the Company at $2 each.

Under the Purchase Agreement, if the Company’s after-tax net income for the fiscal year ending December 31, 2011 is less than the Company’s after-tax net income for the fiscal year ended December 31, 2010, or if any Chinese governmental agency challenges or otherwise takes any action that adversely affects the Company’s listing of securities and the Company is unable to address such adverse effect to the reasonable satisfaction of the investors, then the Company must pay to each investor, as liquidated damages, an amount equal to that investor’s purchase price plus compound interest at a rate of 8%. In addition, for a period of three years after the Closing, if the Company issues any shares of common stock for less than $2 per share or for no consideration (the “Additional Shares”), then the per share price under the Purchase Agreement shall be reduced to the lowest price per share at which such Additional Shares are issued, granted or sold. As of December 31, 2010, the Company believes that it is not probable that the Company will issue any shares of common stock at a price less than $2 per share; the Company’s after-tax net income for the fiscal year ending December 31, 2011 will be less than the Company’s after-tax net income for the fiscal year ended December 31, 2010; and there will be Chinese governmental agency challenges or otherwise takes any action that adversely affects the Company’s listing of securities. Accordingly, the Company has not accrued for any liquidated damages.

Registration Rights Agreement

In connection with the offering, the Company entered into a Registration Rights Agreement that requires the Company to file a Registration Statement on Form S-1 to register the securities with the SEC within 60 days after the final closing date of the offering and use its best efforts to cause the Registration Statement to be declared effective. If the Registration Statement is not filed on or before the required filing date, then the Company shall pay liquidated damages to the investors. Such damages shall be paid in cash in an amount equal to 1% of the amount subscribed for by the investors per month (or part thereof) after the required filing date, to be paid on the first business day after the required filing date and on each monthly anniversary of said date until the Registration Statement is filed (the “Filing Penalty”). Notwithstanding the foregoing, a Company shall not be liable to any investor under this Section 4.3(a)(iv) for any events or delays occurring as a consequence of the acts or omissions of such investor contrary to the obligations undertaken by the investors in this Agreement. The Registration Statement was filed on January 6, 2011. Majority of the investors have waived the liquidated damages and the Company will not be liable for the penalty. Accordingly, the Company has not accrued for any liquidated damages in this regard.

Make Good Escrow

In connection with the private placement, a majority stockholder of the Company together with the Company entered into a make good escrow agreement with the investors, pursuant to which a total of 600,000 shares of common stock of the Company owned by the majority stockholder were placed with an escrow agent to secure the Company’s obligation under the Purchase Agreement. If the Company fails to achieve $6,400,000 in net after tax income for the fiscal year ending December 31, 2011, the majority stockholder of the Company is obligated to transfer 600,000 shares of common stock of the Company to the investors as additional consideration under the private placement.

Warrants

In November 2010, the Company issued a warrant to a financial advisor to purchase 48,000 shares of common stock of the Company at an exercise price of $2 per share. The warrant is exercisable any time from the date of issue to June 2012.